Intangible assets - Summary of Intangible Asset (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization charge for the year		€ 77,564	€ 51,191	€ 27,399
Intangible Asset Other than Goodwills [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 364,993	307,203	209,689
Arising on merger transaction	10
Arising on business combinations		36,311	87,360
Disposals	(43)	(2,223)
Additions	12,943	23,606	10,142
Effects of movements in exchange rates		96	12
Ending balance		364,993	307,203	209,689
Intangible Asset Other than Goodwills [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(167,016)	(89,566)	(38,364)
Amortization charge for the year	26,087	77,564	51,191
Disposals	139	131
Effects of movements in exchange rates	6	17	11
Ending balance	(192,958)	(167,016)	(89,566)	(38,364)
Intangible Asset Other than Goodwills [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	197,977	217,637
Ending balance	184,697	197,977	217,637
Intangible Asset Other than Goodwills [Member] | Customer databases [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Arising on business combinations		11,100	7,100
Intangible Asset Other than Goodwills [Member] | Customer databases [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27,176	15,981	8,908
Arising on business combinations		11,193	7,073
Effects of movements in exchange rates	8	2
Ending balance		27,176	15,981	8,908
Intangible Asset Other than Goodwills [Member] | Customer databases [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(20,520)	(8,607)	(3,768)
Amortization charge for the year	1,585	11,913	4,839
Ending balance	(22,105)	(20,520)	(8,607)	(3,768)
Intangible Asset Other than Goodwills [Member] | Customer databases [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,656	7,374
Ending balance	5,079	6,656	7,374
Intangible Asset Other than Goodwills [Member] | Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Arising on business combinations			14,300
Intangible Asset Other than Goodwills [Member] | Brands [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	74,093	74,093	59,777
Arising on business combinations			14,316
Ending balance		74,093	74,093	59,777
Intangible Asset Other than Goodwills [Member] | Brands [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(17,580)	(10,273)	(3,476)
Amortization charge for the year	3,654	7,307	6,797
Ending balance	(21,234)	(17,580)	(10,273)	(3,476)
Intangible Asset Other than Goodwills [Member] | Brands [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	56,513	63,820
Ending balance	52,859	56,513	63,820
Intangible Asset Other than Goodwills [Member] | Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Arising on business combinations		200	1,000
Intangible Asset Other than Goodwills [Member] | Licenses [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,710	3,484	1,741
Arising on business combinations		242	1,024
Additions	772	1,994	621
Effects of movements in exchange rates		(10)	98
Ending balance		5,710	3,484	1,741
Intangible Asset Other than Goodwills [Member] | Licenses [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,297)	(1,612)	(1,354)
Amortization charge for the year	420	642	272
Effects of movements in exchange rates	4	43	(14)
Ending balance	(2,721)	(2,297)	(1,612)	(1,354)
Intangible Asset Other than Goodwills [Member] | Licenses [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,413	1,872
Ending balance	3,461	3,413	1,872
Intangible Asset Other than Goodwills [Member] | Exclusive License Rights [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55,000	55,000	55,000
Ending balance		55,000	55,000	55,000
Intangible Asset Other than Goodwills [Member] | Exclusive License Rights [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(55,000)	(38,903)	(22,805)
Amortization charge for the year		16,097	16,098
Ending balance	(55,000)	(55,000)	(38,903)	(22,805)
Intangible Asset Other than Goodwills [Member] | Exclusive License Rights [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		16,097
Ending balance			16,097
Intangible Asset Other than Goodwills [Member] | Marketing and data analytics know-how [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Arising on business combinations		18,200	44,600
Intangible Asset Other than Goodwills [Member] | Marketing and data analytics know-how [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	117,442	99,277	54,682
Arising on business combinations		18,165	44,595
Ending balance		117,442	99,277	54,682
Intangible Asset Other than Goodwills [Member] | Marketing and data analytics know-how [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(45,074)	(19,576)	(4,557)
Amortization charge for the year	12,820	25,498	15,019
Ending balance	(57,894)	(45,074)	(19,576)	(4,557)
Intangible Asset Other than Goodwills [Member] | Marketing and data analytics know-how [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	72,368	79,701
Ending balance	59,548	72,368	79,701
Intangible Asset Other than Goodwills [Member] | Acquired technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Arising on business combinations		600
Intangible Asset Other than Goodwills [Member] | Acquired technology [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,628	29,110	8,852
Arising on business combinations		640	20,258
Disposals		(135)
Effects of movements in exchange rates	2	13
Ending balance		29,628	29,110	8,852
Intangible Asset Other than Goodwills [Member] | Acquired technology [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(19,186)	(8,129)	(1,412)
Amortization charge for the year	3,245	11,082	6,692
Effects of movements in exchange rates	12	(25)	25
Ending balance	(22,419)	(19,186)	(8,129)	(1,412)
Intangible Asset Other than Goodwills [Member] | Acquired technology [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,442	20,981
Ending balance	7,211	10,442	20,981
Intangible Asset Other than Goodwills [Member] | Internally- generated software development costs [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,921	11,415	1,899
Arising on merger transaction	10
Disposals	(43)	(2,088)
Additions	12,171	21,612	9,521
Effects of movements in exchange rates	83	(18)	(5)
Ending balance	43,142	30,921	11,415	1,899
Intangible Asset Other than Goodwills [Member] | Internally- generated software development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(7,359)	(2,466)	(992)
Amortization charge for the year	4,363	5,025	1,474
Disposals	139	131
Effects of movements in exchange rates	2	(1)
Ending balance	(11,585)	(7,359)	(2,466)	(992)
Intangible Asset Other than Goodwills [Member] | Internally- generated software development costs [Member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	23,562	8,949
Ending balance	31,557	23,562	8,949
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,023	18,843	18,830
Arising on business combinations		6,071	94
Effects of movements in exchange rates	(41)	109	(81)
Ending balance		25,023	18,843	€ 18,830
Goodwill [member] | Carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,023	18,843
Ending balance	€ 24,982	€ 25,023	€ 18,843